INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

9. INVESTMENTS IN AFFILIATES

        Investments in affiliates consist of the following:

	At December 31,
	2012		2013
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,453,371	40	7,123,976	40
CSI SkyPower	2,565,075	50	3,813,133	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	1,834,296	10	2,584,143	10
Nernst New Energy (Suzhou) Co., Ltd.	—	50	—	50
Others	15,874,847	21-30	20,549,236	21-30

Total	26,727,589		34,070,488

        On December 17, 2009, CSI Cells Co., Ltd. ("SZCC", or "CSI Cells") established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd., for total cash consideration of $2,929,020. SZCC holds a 40% voting interests and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Suzhou Gaochuangte New Energy Co., Ltd. increased its share capital, and SZCC paid $3,118,800 in proportion to its ownership percentage.

        On November 30, 2010, SZCC acquired a 50% interests in a joint venture, Nernst New Energy (Suzhou) Co., Ltd., for cash consideration of $1,503,531. The chairman of the board, who is designated by the other investor, has veto rights over all the operating and financial proposals from SZCC and, as such SZCC is not considered to have control, but does exercise significant influence, over the investee. As at December 31, 2012, due to the deterioration of the investee's financial position, the Company concluded that the investment was fully impaired.

        On July 4, 2011, CSI Solar Power (China) Inc. ("SZSP") acquired a 10% interests in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd, for cash consideration of $2,548,827. SZSP is able to exercise significant influence over the investee through its representative in the board.

        On May 23, 2012, CSI established a joint venture, CSI SkyPower, for cash consideration of $3,428,751. In August 2013, CSI SkyPower increased its share capital, and CSI paid $4,000,045 in proportion to its ownership percentage. CSI holds a 50% voting interests and two of four board members are designated by CSI and, as such, CSI is considered to have significant influence over the investee.

        On September 25, 2012, CSI Project Holdco, LLC ("USPH") acquired 21% equity interests in 9 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $2,122,225. These equity interests were recorded at the carrying value of the modules contributed.

        On September 27, 2012, USPH acquired equity interests of 30.3% and 28.3% in 2 separate utility-scale solar power projects, respectively, from a third party, by contribution of solar modules with an aggregate book value of $2,204,008. These equity interests were recorded at the carrying value of the modules contributed.

        In September, 2012, USPH also acquired 21% equity interests in 12 separate utility-scale solar power projects and 30% equity interests in 3 separate utility-scale solar power projects from a third party by contribution of solar modules with an aggregate book value of $11,548,614. In the second quarter of 2013, 5 solar power projects increased their share capital, and USPH contributed solar modules with an aggregate book value of $5,791,202 in proportion to its ownership percentage. These equity interests were recorded at the carrying value of the modules contributed.

        Equity in loss of unconsolidated investees was $41,163, $1,969,306 and $3,064,006 for the years ended December 31, 2011, 2012 and 2013, respectively.